Note 5 Total Assets By Operating Segment (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Total Assets of the Group by business segments [Line Items]
Assets	€ 648,169,000,000	€ 736,176,000,000
SPAIN
Total Assets of the Group by business segments [Line Items]
Assets	399,180,000,000	410,409,000,000
MEXICO
Total Assets of the Group by business segments [Line Items]
Assets	114,501,000,000	110,236,000,000
TURKEY
Total Assets of the Group by business segments [Line Items]
Assets	59,243,000,000	59,585,000,000
South America [Member]
Total Assets of the Group by business segments [Line Items]
Assets	53,343,000,000	55,436,000,000
Rest of eurasia [Member]
Total Assets of the Group by business segments [Line Items]
Assets	34,364,000,000	35,172,000,000
Assets by reporting segmetns [Member]
Total Assets of the Group by business segments [Line Items]
Assets	660,631,000,000	670,839,000,000
Corporate Center And Adjustments [Member]
Total Assets of the Group by business segments [Line Items]
Assets	(12,462,000,000)	65,336,000,000
Assets [member]
Total Assets of the Group by business segments [Line Items]
Assets	€ 648,169,000,000	€ 736,176,000,000